Defined Benefit Liabilities (Assets) - Total Amount of Expenses Recognized in Profit and Loss (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of defined benefit plans [abstract]
Current service cost	₩ 193,078	₩ 171,197
Past service cost	815
Net interest cost	4,901	3,968
Total amount of expenses recognized in profit and loss	₩ 198,794	₩ 175,165	₩ 147,722